Document and Entity Information Document	Feb. 13, 2020
Document and Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 13, 2020
Entity Registrant Name	PepsiCo, Inc.
Entity Incorporation, State or Country Code	NC
Entity File Number	1-1183
Entity Tax Identification Number	13-1584302
Entity Address, Address Line One	700 Anderson Hill Road
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	253-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000077476
Amendment Flag	false
Common stock, par value 1-2/3 cents per share
Document and Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value 1-2/3 cents per share
Trading Symbol	PEP
Security Exchange Name	NASDAQ
Two Point Five Percent Notes Due 2022
Document and Entity Information [Line Items]
Title of 12(b) Security	2.500% Senior Notes Due 2022
Trading Symbol	PEP22a
Security Exchange Name	NASDAQ
One Point Seven Five Percent Notes Due 2021
Document and Entity Information [Line Items]
Title of 12(b) Security	1.750% Senior Notes Due 2021
Trading Symbol	PEP21a
Security Exchange Name	NASDAQ
Two Point Six Two Five Percent Notes Due 2026
Document and Entity Information [Line Items]
Title of 12(b) Security	2.625% Senior Notes Due 2026
Trading Symbol	PEP26
Security Exchange Name	NASDAQ
Zero Point Eight Seven Five Percent Notes Due 2028
Document and Entity Information [Line Items]
Title of 12(b) Security	0.875% Senior Notes Due 2028
Trading Symbol	PEP28
Security Exchange Name	NASDAQ
Zero Point Seven Five Percent Notes Due 2027
Document and Entity Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes Due 2027
Trading Symbol	PEP27
Security Exchange Name	NASDAQ
One Point One Two Five Percent Notes Due 2031
Document and Entity Information [Line Items]
Title of 12(b) Security	1.125% Senior Notes Due 2031
Trading Symbol	PEP31
Security Exchange Name	NASDAQ
Zero Point Eight Seven Five Notes Due 2039
Document and Entity Information [Line Items]
Title of 12(b) Security	0.875% Senior Notes Due 2039
Trading Symbol	PEP39
Security Exchange Name	NASDAQ